Pacer Trendpilot US Mid Cap ETF
Schedule of Investments
July 31, 2020 (Unaudited)
	Shares	Value

COMMON STOCKS - 90.6%
Accommodation and Food Services - 0.2%
Caesars Entertainment, Inc. (a)(b)	21,850	$678,442
Administrative and Support and Waste Management and Remediation Services - 0.3%
Darling Ingredients, Inc. (b)	43,015	1,201,409
Aerospace/Defense - 0.3%
Mercury Systems, Inc. (b)	14,570	1,128,155
Airlines - 0.2%
JetBlue Airways Corp. (a)(b)	70,670	730,728
Apparel - 0.9%
Carter's, Inc.	11,420	898,983
Columbia Sportswear Co.	7,385	560,078
Deckers Outdoor Corp. (b)	7,285	1,524,386
Skechers U.S.A, Inc. - Class A (b)	35,630	1,043,246
		4,026,693
Auto Parts & Equipment - 0.9%
Adient PLC (b)	22,835	379,974
Dana, Inc.	37,795	431,997
Delphi Technologies PLC (b)	22,640	339,374
Goodyear Tire & Rubber Co. (a)	61,025	549,835
LEAR Corp.	14,275	1,575,674
VISTEON Corp. (b)	7,285	528,964
		3,805,818
Banks - 5.4%
Associated Banc-Corp.	40,255	516,874
BancorpSouth Bank	25,495	533,610
Bank of Hawaii Corp.	10,435	590,934
Bank OZK	31,695	762,265
Cathay General Bancorp	19,785	478,401
CIT Group, Inc.	25,790	489,236
Commerce Bancshares, Inc.	26,280	1,504,793
Cullen Frost Bankers, Inc.	14,865	1,071,172
East West Bancorp, Inc.	37,110	1,286,233
First Financial Bankshares, Inc.	37,205	1,113,174
First Horizon National Corp.	145,080	1,344,892
FNB Corp/PA	84,645	627,220
Fulton Financial Corp.	42,425	411,523
Hancock Whitney Corp.	22,540	429,612
Home BancShares, Inc. (a)	40,255	657,364
International Bancshares Corp.	14,570	443,219
PacWest Bancorp	30,515	557,662
Pinnacle Financial Partners, Inc.	18,605	737,130
Prosperity Bancshares, Inc.	24,215	1,345,385
Signature Bank	13,980	1,433,369
Synovus Financial Corp. (a)	38,585	777,488
TCF Financial Corp.	39,865	1,095,889
Texas Capital Bancshares, Inc. (b)	13,190	438,172
Trustmark Corp.	16,537	372,413
UMB Financial Corp.	11,025	549,045
Umpqua Holdings Corp.	57,680	625,828
United Bankshares, Inc.	33,270	875,666
Valley National Bancorp	102,655	766,833
Webster Financial Corp.	23,625	644,254
Wintrust Financial Corp.	15,060	644,568
		23,124,224
Beverages - 0.5%
The Boston Beer Co., Inc. - Class A (b)	2,465	1,997,735
Biotechnology - 1.4%
Arrowhead Pharmaceuticals, Inc. (a)(b)	26,675	1,148,892
Exelixis, Inc. (b)	80,415	1,856,782
Ligand Pharmaceuticals, Inc. (b)	4,135	484,539
Nektar Therapeutics (a)(b)	46,655	1,033,875
United Therapeutics Corp. (b)	11,520	1,284,135
		5,808,223
Building Materials - 2.1%
Eagle Materials, Inc.	10,830	868,891
Lennox International, Inc.	9,055	2,428,008
Louisiana-Pacific Corp. (a)	29,330	928,881
MDU Resources Group, Inc.	52,560	1,102,709
Owens Corning	28,250	1,708,277
Trex Co, Inc. (b)	15,160	2,112,243
		9,149,009
Chemicals - 2.3%
Ashland Global Holdings, Inc.	15,850	1,196,358
Cabot Corp.	14,765	538,627
Ingevity Corp. (b)	10,730	627,491
Minerals Technologies, Inc.	8,860	415,357
NewMarket Corp.	1,872	701,644
OLIN Corp.	41,340	464,662
RPM International, Inc.	33,960	2,770,796
Sensient Technologies Corp.	11,025	575,615
The Chemours Co.	43,015	797,068
Univar Solutions, Inc. (b)	36,320	641,774
Valvoline, Inc.	48,525	995,733
		9,725,125
Commercial Services - 3.8%
Aaron's, Inc.	17,720	924,630
Adtalem Global Education, Inc. (b)	13,585	466,509
ASGN, Inc. (b)	13,685	936,875
Avis Budget Group, Inc. (a)(b)	13,980	362,082
CoreLogic, Inc.	20,770	1,415,683
FTI Consulting, Inc. (b)	9,650	1,152,596
Graham Holdings Co. - Class B	1,085	432,231
Grand Canyon Education, Inc. (b)	12,405	1,100,820
Healthcare Services Group, Inc. (a)	19,490	510,443
HealthEquity, Inc. (b)	19,885	1,025,271
Insperity, Inc.	9,550	638,513
LiveRamp Holdings, Inc. (b)	17,130	780,614
ManpowerGroup, Inc.	15,160	1,042,856
Sabre Corp.	72,245	546,172
Service Corp. International	46,655	2,022,961
The Brink's Co.	13,190	584,977
WEX, Inc. (b)	11,320	1,792,748
WW International, Inc. (b)	12,205	314,645
		16,050,626
Computers - 1.7%
CACI International, Inc. - Class A (b)	6,500	1,350,830
Lumentum Holdings, Inc. (b)	19,590	1,818,540
Maximus, Inc.	16,045	1,190,699
NCR Corp. (b)	33,465	616,760
NetScout Systems, Inc. (b)	16,635	423,527
Perspecta, Inc.	35,730	764,622
Science Applications International Corp.	12,895	1,031,342
		7,196,320
Construction - 1.1%
Essential Utilities, Inc. (a)	58,465	2,651,388
Taylor Morrison Home Corp. (a)(b)	33,960	796,362
TopBuild Corp. (b)	8,665	1,143,087
		4,590,837
Cosmetics/Personal Care - 0.1%
Edgewell Personal Care Co. (b)	14,175	423,691
Distribution/Wholesale - 1.4%
KAR Auction Services, Inc.	33,860	512,302
Pool Corp.	10,435	3,304,764
Watsco, Inc.	8,565	2,021,940
		5,839,006
Diversified Financial Services - 2.8%
Affiliated Managers Group, Inc.	12,305	846,461
Alliance Data Systems Corp.	11,025	489,069
Deluxe Corp.	10,925	308,413
Eaton Vance Corp. (a)	29,825	1,077,876
Evercore, Inc. - Class A	10,630	587,839
Federated Hermes, Inc.	25,100	661,636
Interactive Brokers Group, Inc. - Class A (a)	20,080	995,968
Janus Henderson Group PLC (a)	40,160	838,942
Jefferies Financial Group, Inc.	59,155	958,311
Legg Mason, Inc.	21,850	1,092,282
LendingTree, Inc. (a)(b)	1,970	682,191
Navient Corp.	44,685	355,693
SEI Investments Co.	32,580	1,704,911
SLM Corp.	98,325	665,660
Stifel Financial Corp.	17,915	868,519
		12,133,771
Educational Services - 0.2%
Strategic Education, Inc.	5,810	733,280
Electric - 1.7%
ALLETE, Inc.	13,485	799,661
Black Hills Corp.	16,440	951,218
Hawaiian Electric Industries, Inc.	28,545	1,035,042
IDACORP, Inc.	13,190	1,229,968
NorthWestern Corp.	13,190	742,069
OGE Energy Corp.	52,460	1,725,934
PNM Resources, Inc.	20,870	881,340
		7,365,232
Electrical Components & Equipment - 1.8%
Acuity Brands, Inc.	10,335	1,024,198
Belden, Inc. (a)	9,945	314,262
Energizer Holdings, Inc.	16,635	833,913
EnerSys	11,125	748,268
Hubbell, Inc.	14,175	1,913,200
Littelfuse, Inc.	6,300	1,119,195
Universal Display Corp.	11,025	1,923,311
		7,876,347
Electronics - 3.5%
Arrow Electronics, Inc. (b)	20,575	1,473,582
AVNET, Inc.	25,890	691,781
Coherent, Inc. (b)	6,300	874,629
Gentex Corp.	64,175	1,732,083
II-VI, Inc. (a)(b)	25,295	1,282,962
Jabil, Inc.	35,925	1,252,346
National Instruments Corp.	30,810	1,093,755
nVent Electric PLC	40,945	743,561
SYNNEX Corp.	10,730	1,338,460
Trimble, Inc. (a)(b)	65,455	2,913,402
Vishay Intertechnology, Inc.	34,745	545,149
Woodward, Inc. (a)	14,865	1,113,983
		15,055,693
Energy-Alternate Sources - 0.8%
First Solar, Inc. (b)	19,980	1,189,809
SolarEdge Technologies, Inc. (b)	12,995	2,275,424
		3,465,233
Engineering & Construction - 0.7%
Dycom Industries, Inc. (b)	8,270	354,204
EMCOR Group, Inc.	14,370	984,345
Fluor Corp.	36,715	374,126
KBR, Inc.	37,305	829,663
MasTec, Inc. (a)(b)	15,260	607,043
		3,149,381
Entertainment - 1.0%
Churchill Downs, Inc.	9,155	1,268,150
Cinemark Holdings, Inc.	28,055	331,891
Marriott Vacations Worldwide Corp.	9,550	808,503
Penn National Gaming, Inc. (b)	33,860	1,146,161
Scientific Games Corp. (a)(b)	14,370	252,481
Six Flags Entertainment Corp.	20,575	357,799
		4,164,985
Environmental Control - 0.8%
Clean Harbors, Inc. (b)	13,390	798,044
Stericycle, Inc. (b)	23,920	1,445,605
Tetra Tech, Inc.	14,075	1,247,749
		3,491,398
Finance and Insurance - 0.4%
Essent Group Ltd.	28,940	1,036,920
Glacier Bancorp, Inc.	23,230	820,251
		1,857,171
Food - 1.9%
Flowers Foods, Inc.	50,495	1,148,761
Hain Celestial Group, Inc. (b)	20,575	699,139
Ingredion, Inc.	17,520	1,515,480
Lancaster Colony Corp.	5,120	811,981
Pilgrim's Pride Corp. (b)	13,585	208,530
Post Holdings, Inc. (b)	16,735	1,485,064
Sanderson Farms, Inc. (a)	5,120	570,854
Sprouts Farmers Market, Inc. (b)	30,810	812,768
Tootsie Roll Industries, Inc.	4,430	140,431
TreeHouse Foods, Inc. (b)	14,765	647,002
		8,040,010
Forest Products & Paper - 0.1%
DOMTAR Corp.	14,470	303,725
Gas - 1.5%
National Fuel Gas Co.	23,625	958,466
New Jersey Resources Corp.	25,100	779,606
ONE Gas, Inc.	13,780	1,043,146
Southwest Gas Holdings, Inc.	14,370	1,000,727
Spire, Inc.	13,390	825,628
UGI Corp.	54,530	1,818,030
		6,425,603
Hand/Machine Tools - 1.1%
Colfax Corp. (b)	21,950	638,306
Kennametal, Inc.	21,655	583,819
Lincoln Electric Holdings, Inc.	15,555	1,406,016
MSA Safety, Inc.	9,355	1,108,848
Regal Beloit Corp.	10,535	968,904
		4,705,893
Health Care and Social Assistance - 0.4%
LHC Group, Inc. (b)	7,780	1,517,956
Healthcare-Products - 4.2%
Avanos Medical, Inc. (b)	12,500	383,375
Bio-Techne Corp.	9,945	2,736,466
Cantel Medical Corp.	9,650	455,963
Globus Medical, Inc. - Class A (b)	19,785	953,241
Haemonetics Corp. (b)	13,190	1,156,235
Hill-Rom Holdings, Inc.	17,425	1,694,059
ICU Medical, Inc. (b)	5,020	922,325
Integra LifeSciences Holdings Corp. (b)	18,408	878,982
LivaNova PLC (b)	12,700	591,058
Masimo Corp. (b)	12,995	2,860,459
NuVasive, Inc. (b)	13,390	765,105
Patterson Cos., Inc.	22,540	598,662
Penumbra, Inc. (a)(b)	8,665	1,922,850
Repligen Corp. (a)(b)	12,305	1,856,948
		17,775,728
Healthcare-Services - 4.2%
Acadia Healthcare Co., Inc. (b)	23,230	692,486
Amedisys, Inc. (b)	8,465	1,982,164
Catalent, Inc. (b)	42,520	3,713,697
Charles River Laboratories International, Inc. (b)	12,895	2,565,976
Chemed Corp. (a)	4,135	2,035,206
Encompass Health Corp.	25,985	1,769,059
MEDNAX, Inc. (b)	22,345	446,453
Molina Healthcare, Inc. (b)	15,455	2,854,539
Syneos Health, Inc. (b)	16,340	1,019,453
Tenet Healthcare Corp. (a)(b)	27,460	726,042
		17,805,075
Home Builders - 1.0%
KB Home	22,740	764,974
Thor Industries, Inc.	14,470	1,649,435
Toll Brothers, Inc.	30,220	1,154,404
TRI Pointe Group, Inc. (b)	34,155	571,072
		4,139,885
Home Furnishings - 0.2%
Tempur Sealy International, Inc. (b)	11,320	916,354
Household Products/Wares - 0.3%
Helen of Troy Ltd. (b)	6,595	1,241,509
Housewares - 0.8%
Scotts Miracle-Gro Co.	10,335	1,638,821
Toro Co.	28,055	2,001,724
		3,640,545
Information - 0.7%
Ceridian HCM Holding, Inc. (b)	26,575	2,080,557
Qualys, Inc. (a)(b)	8,760	1,081,685
		3,162,242
Insurance - 4.6%
Alleghany Corp.	3,745	1,956,089
American Financial Group, Inc.	19,490	1,184,407
Brighthouse Financial, Inc. (b)	24,610	697,447
Brown & Brown, Inc.	61,615	2,801,634
CNO Financial Group, Inc.	37,600	567,760
First American Financial Corp.	29,135	1,486,176
Genworth Financial, Inc. - Class A (b)	131,985	269,249
Hanover Insurance Group, Inc.	9,945	1,013,197
Kemper Corp.	16,045	1,259,853
Mercury General Corp.	7,090	304,232
Old Republic International Corp.	74,900	1,203,643
Primerica, Inc.	10,630	1,271,986
Reinsurance Group of America, Inc.	17,720	1,510,630
RenaissanceRe Holdings Ltd.	13,190	2,379,212
RLI Corp.	10,435	919,637
Selective Insurance Group, Inc.	15,650	850,421
		19,675,573
Internet - 1.5%
Etsy, Inc. (b)	31,105	3,682,210
GrubHub, Inc. (b)	24,115	1,742,068
TripAdvisor, Inc.	26,380	533,667
YELP, Inc. (b)	17,130	427,907
		6,385,852
Iron/Steel - 1.1%
Allegheny Technologies, Inc. (b)	33,170	288,247
Carpenter Technology Corp.	12,500	279,500
Commercial Metals Co.	31,200	645,216
Reliance Steel & Aluminum Co.	16,635	1,634,555
Steel Dynamics, Inc.	55,120	1,510,839
United States Steel Corp. (a)	57,680	384,149
		4,742,506
Leisure Time - 0.9%
Brunswick Corp.	20,670	1,384,476
Harley-Davidson, Inc. (a)	40,160	1,045,365
Polaris Industries, Inc.	15,060	1,560,668
		3,990,509
Lodging - 0.7%
Boyd Gaming Corp.	20,965	496,241
Choice Hotels International, Inc.	8,270	695,011
Wyndham Destinations, Inc.	22,245	591,717
Wyndham Hotels & Resorts, Inc.	24,410	1,077,946
		2,860,915
Machinery-Construction & Mining - 0.4%
Oshkosh Corp.	17,815	1,402,397
Terex Corp.	16,635	313,570
		1,715,967
Machinery-Diversified - 2.1%
AGCO Corp.	16,240	1,065,831
CRANE Co.	12,895	729,470
Curtiss-Wright Corp.	10,830	965,170
Graco, Inc.	43,605	2,321,530
Middleby Corp. (b)	14,570	1,210,184
Nordson Corp.	13,390	2,592,706
		8,884,891
Manufacturing - 2.5%
Avient Corp.	23,920	571,688
Cognex Corp.	44,980	3,007,812
Enphase Energy, Inc. (b)	21,260	1,283,254
Generac Holdings, Inc. (b)	16,440	2,590,615
O-I Glass, Inc.	41,045	428,510
Quidel Corp. (a)(b)	9,945	2,809,164
		10,691,043
Media - 2.2%
AMC Networks, Inc. - Class A (a)(b)	10,630	245,553
Cable One, Inc.	1,380	2,515,133
FactSet Research Systems, Inc.	9,945	3,443,954
John Wiley & Sons, Inc. - Class A	11,420	386,339
TEGNA, Inc.	57,285	674,817
The New York Times Co. - Class A (a)	37,795	1,743,861
World Wrestling Entertainment, Inc. - Class A	12,110	564,447
		9,574,104
Metal Fabricate/Hardware - 0.4%
The Timken Co.	17,720	809,095
Valmont Industries, Inc.	5,515	668,418
Worthington Industries, Inc.	9,550	357,361
		1,834,874
Mining - 0.7%
Compass Minerals International, Inc.	8,860	451,328
Royal Gold, Inc.	17,130	2,397,001
		2,848,329
Miscellaneous Manufacturing - 2.2%
AptarGroup, Inc.	16,835	1,939,392
Axon Enterprise, Inc. (b)	16,440	1,366,657
Carlisle Cos., Inc.	14,370	1,711,180
Donaldson Co., Inc.	33,072	1,598,700
Hexcel Corp.	21,850	815,005
ITT, Inc.	22,540	1,301,234
Trinity Industries, Inc.	24,705	482,489
		9,214,657
Office Furnishings - 0.2%
Herman Miller, Inc.	15,355	359,768
HNI Corp.	11,125	330,412
		690,180
Oil & Gas - 1.1%
Cimarex Energy Co.	26,775	654,916
CNX Resources Corp. (a)(b)	49,015	472,995
EQT Corp.	66,930	971,824
Murphy Oil Corp. (a)	38,290	505,811
Murphy USA, Inc. (b)	7,185	951,366
PBF Energy, Inc. - Class A	26,675	231,539
Transocean Ltd. (a)(b)	151,475	309,009
WPX Energy, Inc. (b)	107,085	639,297
		4,736,757
Packaging & Containers - 0.6%
Greif, Inc. - Class A	6,890	239,703
Silgan Holdings, Inc.	20,280	775,710
Sonoco Products Co.	26,280	1,359,727
		2,375,140
Pharmaceuticals - 0.5%
PRA Health Sciences, Inc. (b)	16,635	1,772,626
Prestige Brands Holdings, Inc. (b)	13,095	487,003
		2,259,629
Pipelines - 0.3%
Antero Midstream Corp. (a)	73,720	417,992
Equitrans Midstream Corp.	106,495	1,027,677
		1,445,669
Professional, Scientific, and Technical Services - 0.6%
AECOM (b)	41,930	1,517,447
Paylocity Holding Corp. (b)	9,355	1,246,086
		2,763,533
Real Estate Management/Services - 0.3%
Jones Lang LaSalle, Inc.	13,485	1,333,801
Retail - 4.5%
American Eagle Outfitters, Inc. (a)	40,750	407,500
AutoNation, Inc. (b)	15,060	773,180
Casey's General Stores, Inc.	9,650	1,536,183
Cracker Barrel Old Country Store, Inc. (a)	6,205	685,466
Dick's Sporting Goods, Inc.	17,030	776,909
Dunkin' Brands Group, Inc.	21,460	1,474,946
FirstCash, Inc.	10,830	624,241
Five Below, Inc. (a)(b)	14,570	1,586,819
Foot Locker, Inc.	27,265	801,318
Jack in the Box, Inc. (a)	5,910	485,270
MSC Industrial Direct Co., Inc. - Class A	11,910	786,179
Nordstrom, Inc. (a)	28,350	388,112
Nu Skin Enterprises, Inc. - Class A	13,585	609,287
Ollie's Bargain Outlet Holdings, Inc. (b)	14,765	1,551,802
Papa John's International, Inc.	5,810	550,033
RH (b)	4,335	1,246,009
Sally Beauty Holdings, Inc. (b)	29,530	342,843
Texas Roadhouse, Inc.	17,030	956,916
The Wendy's Co.	46,655	1,081,463
Urban Outfitters, Inc. (a)(b)	18,408	304,468
Williams-Sonoma, Inc. (a)	20,375	1,775,070
World Fuel Services Corp.	16,537	389,116
		19,133,130
Retail Trade - 0.5%
BJ's Wholesale Club Holdings, Inc. (b)	32,285	1,293,014
Grocery Outlet Holding Corp. (b)	16,635	731,774
		2,024,788
Savings & Loans - 0.5%
New York Community Bancorp, Inc.	121,655	1,281,027
Sterling Bancorp (a)	50,985	573,581
Washington Federal, Inc.	19,785	461,782
		2,316,390
Semiconductors - 3.6%
Cabot Microelectronics Corp.	7,580	1,142,458
Cirrus Logic, Inc. (b)	15,260	1,045,768
CREE, Inc. (b)	28,350	1,953,882
MKS Instruments, Inc.	14,370	1,831,313
Monolithic Power Systems, Inc.	10,830	2,870,058
Semtech Corp. (b)	17,030	949,082
Silicon Laboratories, Inc. (b)	11,420	1,147,824
Synaptics, Inc. (b)	8,860	708,977
Teradyne, Inc. (a)	43,405	3,861,309
		15,510,671
Software - 2.8%
ACI Worldwide, Inc. (b)	30,315	812,139
Blackbaud, Inc.	12,995	812,707
CDK Global, Inc.	31,795	1,445,401
CommVault Systems, Inc. (b)	11,125	490,390
Fair Isaac Corp. (b)	7,580	3,329,060
J2 Global, Inc. (a)(b)	11,815	670,147
Manhattan Associates, Inc. (b)	16,635	1,593,467
PTC, Inc. (b)	27,265	2,332,793
Teradata Corp. (a)(b)	28,445	597,345
		12,083,449
Telecommunications - 1.2%
CIENA Corp. (b)	40,255	2,395,575
InterDigital, Inc.	7,975	478,659
LogMeIn, Inc.	12,700	1,089,787
Telephone and Data Systems, Inc.	25,590	496,958
ViaSat, Inc. (a)(b)	15,260	579,270
		5,040,249
Toys/Games/Hobbies - 0.2%
Mattel, Inc. (b)	90,945	1,010,399
Transportation - 1.5%
Kirby Corp. (b)	15,650	723,656
Knight-Swift Transportation Holdings, Inc.	31,990	1,391,245
Landstar System, Inc. (a)	10,040	1,222,671
Ryder System, Inc.	14,075	515,567
Werner Enterprises, Inc.	14,965	658,236
XPO Logistics, Inc. (b)	23,820	1,786,976
		6,298,351
Trucking & Leasing - 0.1%
GATX Corp.	9,055	552,264
Wholesale Trade - 0.1%
ChampionX Corp. (b)	48,625	462,424
TOTAL COMMON STOCKS (Cost $387,421,808)		386,899,101

REAL ESTATE INVESTMENT TRUSTS - 9.3%
American Campus Communities, Inc.	36,025	1,283,931
Brixmor Property Group, Inc.	77,660	893,867
Camden Property Trust	25,495	2,315,201
CoreCivic, Inc.	31,300	278,883
CoreSite Realty Corp.	10,535	1,359,542
Corporate Office Properties Trust	29,330	776,659
Cousins Properties, Inc.	38,880	1,194,394
CyrusOne, Inc.	30,120	2,512,610
Douglas Emmett, Inc.	43,210	1,259,140
EastGroup Properties, Inc.	10,240	1,358,438
EPR Properties	20,280	580,616
First Industrial Realty Trust, Inc.	33,270	1,461,218
Healthcare Realty Trust, Inc.	35,335	1,035,316
Highwoods Properties, Inc.	27,165	1,041,506
Hudson Pacific Properties, Inc.	40,160	946,571
JBG SMITH Properties	30,810	893,798
Kilroy Realty Corp.	27,760	1,617,575
Lamar Advertising Co. - Class A	22,640	1,488,127
Life Storage, Inc.	12,305	1,207,490
Macerich Co. (a)	30,415	232,067
Mack-Cali Realty Corp.	23,720	342,042
Medical Properties Trust, Inc.	138,485	2,787,703
National Retail Properties, Inc.	45,080	1,598,086
Omega Healthcare Investors, Inc.	59,450	1,924,991
Park Hotels & Resorts, Inc.	61,715	510,383
Pebblebrook Hotel Trust (a)	34,255	363,103
Physicians Realty Trust	53,050	957,022
PotlatchDeltic Corp.	17,520	750,031
PS Business Parks, Inc.	5,220	720,099
Rayonier, Inc.	36,220	1,006,192
Sabra Health Care REIT, Inc.	53,840	793,602
Service Properties Trust	43,110	288,837
Spirit Realty Capital, Inc.	26,970	929,386
STORE Capital Corp.	58,270	1,380,416
Taubman Centers, Inc. (a)	16,145	625,134
The GEO Group, Inc.	31,795	337,981
Urban Edge Properties	28,940	303,291
Weingarten Realty Investors	31,500	537,390
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $39,256,059)		39,892,638

	Principal Amount
SHORT-TERM INVESTMENTS - 0.1%
Money Market Deposit Accounts, - 0.1%
U.S. Bank Money Market Deposit Account 0.04% (c)	$213,945	213,945
TOTAL SHORT-TERM INVESTMENTS (Cost $213,945)		213,945
	Shares
	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 7.4%
Mount Vernon Liquid Assets Portfolio, LLC, 0.26% (d)	31,545,535	31,545,535
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $31,545,535)		31,545,535

Total Investments (Cost $458,437,347) - 107.4%		458,551,219
Liabilities in Excess of Other Assets - (7.4)%		(31,645,877)
TOTAL NET ASSETS - 100.0%		$426,905,342

Percentages are stated as a percent of net assets.
(a)	All or a portion of this security is on loan as of July 31, 2020. The total value of securities on loan is $30,503,178 or 7.1% of net assets.
(b)	Non-income producing security.
(c)	The rate shown is as of July 31, 2020.

Summary of Fair Value Disclosure at July 31, 2020 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America ("GAAP").  The Funds are investment companies that follow the accounting and reporting guidelines of the Financial Accounting Standards Board  Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market, Nasdaq Global Select Market, and Nasdaq Capital Market Exchange  (collectively "Nasdaq"). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price ("NOCP") will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of  Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2020:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 386,899,101	$ -	$ -	$ -	$ 386,899,101
Real Estate Investment Trusts	39,892,638	-	-	-	39,892,638
Short-Term Investments	213,945	-	-	-	213,945
Investments Purchased with Proceeds from Securities Lending	-	-	-	31,545,535	31,545,535
Total Investments in Securities	$ 427,005,684	$ -	$ -	$ 31,545,535	$ 458,551,219
^ See Schedule of Investments for industry breakouts.

For the period ended July 31, 2020, the Fund did not recognize any transfers to or from Level 3.